Related Party Relationships and Transactions - Summary of Related Party Transactions (Parenthetical) (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Share based compensation	[1]	₨ 5,590	₨ 3,958	₨ 4,164
Other benefits [member]
Disclosure of transactions between related parties [line items]
Share based compensation		575	₨ 292	₨ 368
Thierry Delaporte [member]
Disclosure of transactions between related parties [line items]
Cash compensation		415
Cost of accelerated vesting towards unvested stock options		310
Social security contributions		₨ 196

[1]	Includes ₹ 54, ₹ (11) and ₹ 6 for the years ended March 31, 2022, 2023 and 2024, respectively, towards cash settled ADS RSUs.